Summary of Significant Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Policies (Textual)
Translation rates, description	The consolidated balance sheet balances, with the exception of equity at December 31, 2018, 2017 and 2016 were translated at RMB6.8764, RMB6.50654 and RMB6.9437 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the year ended December 31, 2018, 2017 and 2016 were RMB6.6146, RMB6.7570 and RMB6.6430 to $1.00, respectively.
Lease commitments, description		(1) The lease transfers the title to the lessee at the end of the term; (2) the lease contains a bargain purchase option; (3) the lease term is equal to 75% of the estimated economic life of the leased property or more; (4) the present value of the minimum lease payment in the term equals or exceeds 90% of the fair value of the leased property.
Research and development expenses	$ 1,028,249	$ 398,188	$ 289,487
Securities, percentage		10.00%
Selling and marketing expenses	$ 91,468	$ 695,412	$ 0
Acquired intangible assets estimated life		10 years
Description of cost method investment	generally 0-20 percent ownership